INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2021
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets

(US$ MILLIONS)	June 30, 2021	December 31, 2020
Gross carrying amount
Balance at beginning of period	$12,874	$12,504
Additions	136	610
Dispositions (1)	(148)	(173)
Acquisitions through business combinations (2)	91	171
Assets reclassified as held for sale	—	(1)
Foreign currency translation	7	(237)
Balance at end of period	$12,960	$12,874
Accumulated amortization and impairment
Balance at beginning of period	$(1,613)	$(945)
Amortization/impairment expense	(391)	(752)
Dispositions (1)	73	90
Foreign currency translation	(3)	(6)
Balance at end of period	$(1,934)	$(1,613)
Net book value	$11,026	$11,261
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(1)The partnership derecognized $71 million of intangible assets, net of accumulated amortization, related to the deconsolidation of the partnership’s graphite electrode operations on March 1, 2021. Refer to Note 8 for additional information.
(2)See Note 3 for additional information.

(US$ MILLIONS)	June 30, 2021	December 31, 2020
Balance at beginning of period	$5,244	$5,218
Acquisitions through business combinations (1)	301	(83)
Dispositions (2)	(171)	(215)
Foreign currency translation	(90)	324
Balance at end of period	$5,284	$5,244
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(1)See Note 3 for additional information.
(2)Relates to the deconsolidation of the partnership’s graphite electrode operations on March 1, 2021. Refer to Note 8 for additional information.